Guarantees, Pledged Assets and Collateral, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Guarantees [Abstract]
Guarantees - Carrying Value and Maximum Exposure to Loss
Table 15.1 shows carrying value, maximum exposure to loss on our guarantees and the related non-investment grade amounts.

Table 15.1: Guarantees – Carrying Value and Maximum Exposure to Loss

		Maximum exposure to loss
(in millions)	Carrying value of obligation (asset)	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
December 31, 2018
Standby letters of credit (1)	$40	14,636	7,897	3,398	497	26,428	8,027
Securities lending and other indemnifications (2)	—	—	1	—	1,044	1,045	1
Written put options (3)	(185)	17,243	10,502	3,066	400	31,211	21,732
Loans and MLHFS sold with recourse (4)	54	104	653	1,207	10,163	12,127	9,079
Factoring guarantees	—	889	—	—	—	889	751
Other guarantees	1	—	—	3	2,959	2,962	1
Total guarantees	$(90)	32,872	19,053	7,674	15,063	74,662	39,591
December 31, 2017
Standby letters of credit (1)	$39	15,357	7,908	3,068	645	26,978	8,773
Securities lending and other indemnifications (2)	—	—	—	2	809	811	2
Written put options (3)	(455)	14,758	12,706	3,890	1,038	32,392	19,087
Loans and MLHFS sold with recourse (4)	51	165	533	934	9,385	11,017	8,155
Factoring guarantees	—	747	—	—	—	747	668
Other guarantees	1	7	—	2	4,175	4,184	7
Total guarantees	$(364)	31,034	21,147	7,896	16,052	76,129	36,692

(1)
Total maximum exposure to loss includes direct pay letters of credit (DPLCs) of $7.5 billion and $8.1 billion at December 31, 2018 and 2017, respectively. We issue DPLCs to provide credit enhancements for certain bond issuances. Beneficiaries (bond trustees) may draw upon these instruments to make scheduled principal and interest payments, redeem all outstanding bonds because a default event has occurred, or for other reasons as permitted by the agreement. We also originate multipurpose lending commitments under which borrowers have the option to draw on the facility in one of several forms, including as a standby letter of credit. Total maximum exposure to loss includes the portion of these facilities for which we have issued standby letters of credit under the commitments.

(2)
Includes indemnifications provided to certain third-party clearing agents. Outstanding customer obligations under these arrangements were $70 million and $92 million with related collateral of $974 million and $717 million at December 31, 2018 and 2017, respectively. Estimated maximum exposure to loss was $1.0 billion at December 31, 2018, and $809 million at December 31, 2017.

(3)
Written put options, which are in the form of derivatives, are also included in the derivative disclosures in Note 17 (Derivatives). Carrying value net asset position is a result of certain deferred premium option trades.

(4)
Represent recourse provided, predominantly to the GSEs, on loans sold under various programs and arrangements. Under these arrangements, we repurchased $3 million and $5 million of loans associated with these agreements during 2018 and 2017, respectively.

Significant Components of Assets Pledged
Table 15.2 provides the total carrying amount of pledged assets by asset type and pledged off-balance sheet securities for securities financings. The table excludes pledged consolidated VIE assets of $14.1 billion and $13.6 billion at December 31, 2018 and 2017, respectively, which can only be used to settle the liabilities of those entities. The table also excludes $617 million and $675 million in assets pledged in transactions with VIE’s accounted for as secured borrowings at December 31, 2018 and 2017, respectively. See Note 9 (Securitizations and Variable Interest Entities) for additional information on consolidated VIE assets and secured borrowings.

Table 15.2: Pledged Assets

	Dec 31,	Dec 31,
(in millions)	2018	2017
Held for trading:
Debt securities	$96,616	96,993
Equity securities	9,695	12,161
Total pledged assets held for trading (1)	106,311	109,154
Not held for trading:
Debt securities and other (2)	62,438	73,592
Mortgage loans held for sale and loans (3)	453,894	469,554
Total pledged assets not held for trading	516,332	543,146
Total pledged assets	$622,643	652,300

(1)
Consists of pledged assets held for trading of $45.5 billion and $41.9 billion at December 31, 2018 and 2017, respectively, and off-balance sheet securities of $60.8 billion and $67.3 billion as of the same dates, respectively, that are pledged as collateral for repurchase agreements and other securities financings. Total pledged assets held for trading includes $106.2 billion and $109.0 billion at December 31, 2018 and 2017, respectively, that permit the secured parties to sell or repledge the collateral.

(2)
Includes carrying value of $4.2 billion and $5.0 billion (fair value of $4.1 billion and $5.0 billion) in collateral for repurchase agreements at December 31, 2018 and 2017, respectively, which are pledged under agreements that do not permit the secured parties to sell or repledge the collateral. Also includes $68 million and $64 million in collateral pledged under repurchase agreements at December 31, 2018 and 2017, respectively, that permit the secured parties to sell or repledge the collateral. Substantially all other pledged securities are pursuant to agreements that do not permit the secured party to sell or repledge the collateral.

(3)
Includes mortgage loans held for sale of $7.4 billion and $2.6 billion at December 31, 2018 and 2017, respectively. Substantially all of the total mortgage loans held for sale and loans are pledged under agreements that do not permit the secured parties to sell or repledge the collateral. Amounts exclude $1.2 billion and $2.2 billion at December 31, 2018 and 2017, respectively, of pledged loans recorded on our balance sheet representing certain delinquent loans that are eligible for repurchase from GNMA loan securitizations.

Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending
Table 15.3 presents resale and repurchase agreements subject to master repurchase agreements (MRA) and securities borrowing and lending agreements subject to master securities lending agreements (MSLA). We account for transactions subject to these agreements as collateralized financings, and those with a single counterparty are presented net on our balance sheet, provided certain criteria are met that permit balance sheet netting. Most transactions subject to these agreements do not meet those criteria and thus are not eligible for balance sheet netting.
Collateral we pledged consists of non-cash instruments, such as securities or loans, and is not netted on the balance sheet against the related liability. Collateral we received includes securities or loans and is not recognized on our balance sheet. Collateral pledged or received may be increased or decreased over time to maintain certain contractual thresholds, as the assets underlying each arrangement fluctuate in value. Generally, these agreements require collateral to exceed the asset or liability recognized on the balance sheet. The following table includes the amount of collateral pledged or received related to exposures subject to enforceable MRAs or MSLAs. While these agreements are typically over-collateralized, U.S. GAAP requires disclosure in this table to limit the reported amount of such collateral to the amount of the related recognized asset or liability for each counterparty.
In addition to the amounts included in Table 15.3, we also have balance sheet netting related to derivatives that is disclosed in Note 17 (Derivatives).
Table 15.3: Offsetting – Securities Financing Activities

	Dec 31,	Dec 31,
(in millions)	2018	2017
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	$112,662	121,135
Gross amounts offset in consolidated balance sheet (1)	(15,258)	(23,188)
Net amounts in consolidated balance sheet (2)	97,404	97,947
Collateral not recognized in consolidated balance sheet (3)	(96,734)	(96,829)
Net amount (4)	$670	1,118
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized (5)	$106,248	111,488
Gross amounts offset in consolidated balance sheet (1)	(15,258)	(23,188)
Net amounts in consolidated balance sheet (6)	90,990	88,300
Collateral pledged but not netted in consolidated balance sheet (7)	(90,798)	(87,918)
Net amount (8)	$192	382

(1)	Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs that have been offset in the consolidated balance sheet.

(2)
At December 31, 2018 and 2017, includes $80.1 billion and $78.9 billion, respectively, classified on our consolidated balance sheet in federal funds sold and securities purchased under resale agreements. Balance also includes securities purchased under long-term resale agreements (generally one year or more) classified in loans, which totaled $17.3 billion and $19.0 billion, at December 31, 2018 and 2017, respectively.

(3)
Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized asset due from each counterparty. At December 31, 2018 and 2017, we have received total collateral with a fair value of $123.1 billion and $130.8 billion, respectively, all of which we have the right to sell or repledge. These amounts include securities we have sold or repledged to others with a fair value of $60.8 billion at December 31, 2018, and $66.3 billion at December 31, 2017.

(4)	Represents the amount of our exposure that is not collateralized and/or is not subject to an enforceable MRA or MSLA.

(5)	For additional information on underlying collateral and contractual maturities, see the “Repurchase and Securities Lending Agreements” section in this Note.

(6)	Amount is classified in short-term borrowings on our consolidated balance sheet.

(7)
Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized liability owed to each counterparty. At December 31, 2018 and 2017, we have pledged total collateral with a fair value of $108.8 billion and $113.6 billion, respectively, of which, the counterparty does not have the right to sell or repledge $4.4 billion as of December 31, 2018, and $5.2 billion as of December 31, 2017.

(8)	Represents the amount of our obligation that is not covered by pledged collateral and/or is not subject to an enforceable MRA or MSLA.

Underlying Collateral Types and Contractual Maturities of Repurchase Agreements and Securities Lending Agreements
Table 15.4 provides the underlying collateral types of our gross obligations under repurchase and securities lending agreements.
Table 15.4: Underlying Collateral Types of Gross Obligations

	Dec 31,	Dec 31,
(in millions)	2018	2017
Repurchase agreements:
Securities of U.S. Treasury and federal agencies (1)	$38,408	40,507
Securities of U.S. States and political subdivisions	159	92
Federal agency mortgage-backed securities (1)	47,241	45,336
Non-agency mortgage-backed securities	1,875	1,324
Corporate debt securities (1)	6,191	8,020
Asset-backed securities	2,074	2,034
Equity securities	992	838
Other (1)	340	1,602
Total repurchases	97,280	99,753
Securities lending:
Securities of U.S. Treasury and federal agencies	222	186
Federal agency mortgage-backed securities	2	—
Corporate debt securities	389	619
Equity securities (2)	8,349	10,930
Other	6	—
Total securities lending	8,968	11,735
Total repurchases and securities lending	$106,248	111,488

(1)	Amounts for December 31, 2017, have been revised to conform with the current period classification of certain collateral.

(2)
Equity securities are generally exchange traded and either re-hypothecated under margin lending agreements or obtained through contemporaneous securities borrowing transactions with other counterparties.

Table 15.5 provides the contractual maturities of our gross obligations under repurchase and securities lending agreements.
Table 15.5: Contractual Maturities of Gross Obligations

(in millions)	Overnight/continuous	Up to 30 days	30-90 days	>90 days	Total gross obligation
December 31, 2018
Repurchase agreements	$86,574	3,244	2,153	5,309	97,280
Securities lending	8,669	—	299	—	8,968
Total repurchases and securities lending (1)	$95,243	3,244	2,452	5,309	106,248
December 31, 2017
Repurchase agreements	$83,780	7,922	3,286	4,765	99,753
Securities lending	9,634	584	1,363	154	11,735
Total repurchases and securities lending (1)	$93,414	8,506	4,649	4,919	111,488

(1)
Securities lending is executed under agreements that allow either party to terminate the transaction without notice, while repurchase agreements have a term structure to them that technically matures at a point in time. The overnight/continuous repurchase agreements require election of both parties to roll the trade rather than the election to terminate the arrangement as in securities lending.